Annual Fund Operating Expenses - Invesco International Diversified Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.81%
Total Annual Fund Operating Expenses	1.25%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.81%
Total Annual Fund Operating Expenses	2.00%
Class R
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.81%
Total Annual Fund Operating Expenses	1.50%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.81%
Total Annual Fund Operating Expenses	1.00%
Class R5
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.81%
Total Annual Fund Operating Expenses	0.86%
Class R6
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.81%
Total Annual Fund Operating Expenses	0.85%